Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details)	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,484,000,000	$ 4,266,000,000
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,840,300,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,553,000,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	287,300,000
All outstanding liabilities before 2012, net of reinsurance	2,000,000.0
Liability for claims and claim adjustment expenses, net of reinsurance	289,300,000	226,800,000
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,537,500,000
Cumulative paid claims and allocated claim adjustment expense, Net	848,900,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	688,600,000
All outstanding liabilities before 2012, net of reinsurance	37,000,000.0
Liability for claims and claim adjustment expenses, net of reinsurance	725,600,000	618,700,000
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,289,200,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,871,900,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	417,300,000
All outstanding liabilities before 2012, net of reinsurance	10,600,000
Liability for claims and claim adjustment expenses, net of reinsurance	427,900,000	431,400,000
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,921,500,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,119,300,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	802,200,000
All outstanding liabilities before 2012, net of reinsurance	6,500,000
Liability for claims and claim adjustment expenses, net of reinsurance	808,700,000	738,500,000
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,951,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	2,183,600,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	767,500,000
All outstanding liabilities before 2012, net of reinsurance	17,400,000
Liability for claims and claim adjustment expenses, net of reinsurance	784,900,000	631,000,000.0
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,907,200,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,038,200,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	869,000,000.0
All outstanding liabilities before 2012, net of reinsurance	106,300,000
Liability for claims and claim adjustment expenses, net of reinsurance	975,300,000	1,084,200,000
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,507,600,000
Cumulative paid claims and allocated claim adjustment expense, Net	2,049,900,000
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	457,700,000
All outstanding liabilities before 2012, net of reinsurance	14,600,000
Liability for claims and claim adjustment expenses, net of reinsurance	472,300,000	535,400,000
Accident Year 2012 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	155,600,000	154,400,000	$ 153,800,000	$ 153,700,000	$ 154,800,000	$ 160,600,000	$ 166,200,000	$ 167,300,000	$ 168,600,000	$ 170,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,083
Cumulative paid claims and allocated claim adjustment expense, Net	$ 155,600,000	154,300,000	154,300,000	154,300,000	155,100,000	157,600,000	153,400,000	139,200,000	129,600,000	41,500,000
Accident Year 2012 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	69,300,000	71,500,000	71,100,000	69,200,000	67,200,000	69,600,000	61,700,000	70,600,000	63,400,000	78,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3,400,000
Number of Reported Claims | Integer	3,130
Cumulative paid claims and allocated claim adjustment expense, Net	$ 65,000,000.0	59,900,000	55,200,000	50,600,000	49,700,000	41,300,000	30,000,000.0	14,300,000	6,700,000	1,300,000
Accident Year 2012 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	308,800,000	306,100,000	311,200,000	316,500,000	328,200,000	332,100,000	346,400,000	325,800,000	306,200,000	268,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (6,100,000)
Number of Reported Claims | Integer	3,823
Cumulative paid claims and allocated claim adjustment expense, Net	$ 284,800,000	276,900,000	274,700,000	273,800,000	250,900,000	240,000,000.0	211,200,000	174,900,000	132,400,000	51,500,000
Accident Year 2012 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	104,500,000	103,400,000	96,500,000	101,700,000	89,600,000	94,000,000.0	97,000,000.0	93,600,000	89,900,000	88,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (4,400,000)
Number of Reported Claims | Integer	579
Cumulative paid claims and allocated claim adjustment expense, Net	$ 92,800,000	91,300,000	85,300,000	80,300,000	70,600,000	65,400,000	59,400,000	50,800,000	39,600,000	22,800,000
Accident Year 2012 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	248,600,000	264,900,000	261,600,000	271,700,000	279,200,000	282,200,000	278,800,000	286,200,000	303,100,000	280,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (3,100,000)
Number of Reported Claims | Integer	679
Cumulative paid claims and allocated claim adjustment expense, Net	$ 248,600,000	247,900,000	242,200,000	232,100,000	227,600,000	216,400,000	208,900,000	188,800,000	135,700,000	35,600,000
Accident Year 2012 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	196,200,000	240,000,000.0	245,100,000	242,600,000	233,700,000	232,800,000	236,000,000.0	244,600,000	233,300,000	235,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (27,100,000)
Number of Reported Claims | Integer	1,813
Cumulative paid claims and allocated claim adjustment expense, Net	$ 165,400,000	162,200,000	144,400,000	134,700,000	117,800,000	96,600,000	65,500,000	42,100,000	17,800,000	2,200,000
Accident Year 2012 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	156,300,000	165,600,000	166,600,000	169,100,000	172,400,000	171,700,000	173,300,000	188,800,000	199,500,000	176,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (3,900,000)
Number of Reported Claims | Integer	641
Cumulative paid claims and allocated claim adjustment expense, Net	$ 156,100,000	153,400,000	152,900,000	150,100,000	148,800,000	143,500,000	138,200,000	128,100,000	93,000,000.0	$ 24,600,000
Accident Year 2013 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	110,700,000	112,800,000	112,600,000	112,300,000	114,300,000	113,300,000	117,500,000	117,900,000	130,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 300,000
Number of Reported Claims | Integer	5,764
Cumulative paid claims and allocated claim adjustment expense, Net	$ 110,000,000.0	111,200,000	110,900,000	109,100,000	106,400,000	101,700,000	89,700,000	76,400,000	39,200,000
Accident Year 2013 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	100,900,000	104,300,000	105,700,000	105,400,000	104,300,000	121,300,000	115,800,000	117,400,000	134,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 7,200,000
Number of Reported Claims | Integer	3,367
Cumulative paid claims and allocated claim adjustment expense, Net	$ 88,000,000.0	87,800,000	85,800,000	81,500,000	69,000,000.0	53,400,000	39,800,000	26,000,000.0	2,300,000
Accident Year 2013 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	343,300,000	340,200,000	345,200,000	346,600,000	333,000,000.0	325,900,000	342,500,000	333,800,000	321,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2,800,000
Number of Reported Claims | Integer	4,178
Cumulative paid claims and allocated claim adjustment expense, Net	$ 311,000,000.0	310,800,000	300,600,000	284,500,000	264,800,000	235,400,000	205,000,000.0	131,700,000	41,500,000
Accident Year 2013 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	102,800,000	97,600,000	90,900,000	91,900,000	100,800,000	101,700,000	105,000,000.0	100,600,000	106,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2,200,000
Number of Reported Claims | Integer	586
Cumulative paid claims and allocated claim adjustment expense, Net	$ 81,800,000	78,300,000	75,000,000.0	72,800,000	64,100,000	65,600,000	31,300,000	21,200,000	8,100,000
Accident Year 2013 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	164,700,000	168,200,000	171,000,000.0	173,800,000	177,100,000	178,500,000	189,700,000	199,900,000	217,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 600,000
Number of Reported Claims | Integer	832
Cumulative paid claims and allocated claim adjustment expense, Net	$ 161,200,000	161,200,000	166,800,000	165,200,000	163,700,000	159,000,000.0	146,900,000	98,800,000	34,500,000
Accident Year 2013 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	165,800,000	201,600,000	204,400,000	201,700,000	206,600,000	223,600,000	226,300,000	230,800,000	215,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (6,800,000)
Number of Reported Claims | Integer	1,691
Cumulative paid claims and allocated claim adjustment expense, Net	$ 146,300,000	139,900,000	127,800,000	115,000,000.0	93,100,000	65,100,000	42,800,000	15,900,000	3,400,000
Accident Year 2013 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	104,800,000	111,000,000.0	114,400,000	114,800,000	118,600,000	119,400,000	131,300,000	139,600,000	144,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (500,000)
Number of Reported Claims | Integer	577
Cumulative paid claims and allocated claim adjustment expense, Net	$ 100,700,000	101,700,000	101,900,000	101,000,000.0	101,000,000.0	94,000,000.0	86,900,000	70,900,000	$ 25,000,000.0
Accident Year 2014 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	133,400,000	132,400,000	133,000,000.0	134,600,000	135,300,000	134,700,000	157,900,000	166,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	9,973
Cumulative paid claims and allocated claim adjustment expense, Net	$ 132,300,000	131,000,000.0	129,800,000	128,300,000	124,200,000	114,500,000	86,900,000	40,500,000
Accident Year 2014 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	130,400,000	138,800,000	141,800,000	137,700,000	130,500,000	140,300,000	128,400,000	146,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5,700,000
Number of Reported Claims | Integer	3,865
Cumulative paid claims and allocated claim adjustment expense, Net	$ 110,100,000	111,400,000	98,400,000	74,000,000.0	60,400,000	33,100,000	13,500,000	2,700,000
Accident Year 2014 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	312,500,000	302,200,000	313,000,000.0	306,000,000.0	310,500,000	298,900,000	314,000,000.0	309,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (5,900,000)
Number of Reported Claims | Integer	4,043
Cumulative paid claims and allocated claim adjustment expense, Net	$ 275,600,000	263,100,000	250,900,000	232,700,000	210,000,000.0	189,300,000	116,900,000	53,600,000
Accident Year 2014 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	123,700,000	121,700,000	120,900,000	131,900,000	120,600,000	130,200,000	131,600,000	135,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (2,700,000)
Number of Reported Claims | Integer	800
Cumulative paid claims and allocated claim adjustment expense, Net	$ 104,200,000	92,600,000	85,900,000	80,000,000.0	72,500,000	53,800,000	30,900,000	3,000,000.0
Accident Year 2014 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	143,900,000	144,900,000	144,900,000	149,800,000	149,500,000	160,900,000	176,800,000	189,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 800,000
Number of Reported Claims | Integer	900
Cumulative paid claims and allocated claim adjustment expense, Net	$ 141,500,000	141,300,000	139,600,000	140,900,000	137,000,000.0	127,100,000	100,700,000	37,400,000
Accident Year 2014 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	160,500,000	202,900,000	207,100,000	204,500,000	211,100,000	217,600,000	209,000,000.0	206,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (14,800,000)
Number of Reported Claims | Integer	1,805
Cumulative paid claims and allocated claim adjustment expense, Net	$ 135,700,000	125,700,000	107,700,000	86,700,000	60,300,000	37,800,000	13,800,000	2,500,000
Accident Year 2014 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	114,900,000	120,100,000	124,300,000	125,800,000	122,900,000	132,100,000	140,100,000	152,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 600,000
Number of Reported Claims | Integer	619
Cumulative paid claims and allocated claim adjustment expense, Net	$ 106,200,000	104,200,000	102,600,000	99,700,000	89,300,000	81,300,000	56,500,000	$ 16,600,000
Accident Year 2015 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	202,200,000	201,500,000	204,600,000	204,200,000	201,800,000	207,400,000	241,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2,000,000.0
Number of Reported Claims | Integer	11,598
Cumulative paid claims and allocated claim adjustment expense, Net	$ 197,800,000	196,400,000	198,000,000.0	181,300,000	172,100,000	144,100,000	57,500,000
Accident Year 2015 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	227,700,000	236,700,000	238,400,000	205,500,000	187,600,000	225,100,000	205,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 13,500,000
Number of Reported Claims | Integer	4,736
Cumulative paid claims and allocated claim adjustment expense, Net	$ 181,400,000	169,200,000	139,700,000	93,500,000	57,000,000.0	17,200,000	3,200,000
Accident Year 2015 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	321,400,000	313,000,000.0	310,400,000	286,800,000	282,600,000	300,200,000	297,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (4,600,000)
Number of Reported Claims | Integer	4,074
Cumulative paid claims and allocated claim adjustment expense, Net	$ 280,600,000	257,900,000	222,500,000	194,500,000	174,600,000	123,400,000	44,900,000
Accident Year 2015 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	185,900,000	186,700,000	191,900,000	190,600,000	186,400,000	176,300,000	175,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (400,000)
Number of Reported Claims | Integer	1,080
Cumulative paid claims and allocated claim adjustment expense, Net	$ 146,200,000	139,600,000	110,400,000	89,700,000	70,300,000	43,600,000	13,800,000
Accident Year 2015 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	179,800,000	171,900,000	171,800,000	156,600,000	177,200,000	187,300,000	214,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 11,700,000
Number of Reported Claims | Integer	1,051
Cumulative paid claims and allocated claim adjustment expense, Net	$ 162,200,000	158,600,000	156,200,000	139,200,000	127,100,000	95,000,000.0	35,800,000
Accident Year 2015 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	160,600,000	208,000,000.0	212,000,000.0	214,200,000	211,700,000	202,200,000	195,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (13,600,000)
Number of Reported Claims | Integer	1,964
Cumulative paid claims and allocated claim adjustment expense, Net	$ 123,300,000	109,000,000.0	89,700,000	65,700,000	38,500,000	18,000,000.0	3,500,000
Accident Year 2015 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	149,000,000.0	152,800,000	157,300,000	159,000,000.0	164,500,000	170,000,000.0	165,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4,700,000
Number of Reported Claims | Integer	777
Cumulative paid claims and allocated claim adjustment expense, Net	$ 134,000,000.0	134,000,000.0	130,900,000	122,000,000.0	104,100,000	56,400,000	$ 17,700,000
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	249,200,000	248,400,000	246,900,000	245,500,000	250,700,000	239,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 1,600,000
Number of Reported Claims | Integer	10,785
Cumulative paid claims and allocated claim adjustment expense, Net	$ 239,000,000.0	233,800,000	224,800,000	202,500,000	169,700,000	67,300,000
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	233,800,000	203,100,000	192,000,000.0	185,300,000	190,000,000.0	218,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 54,100,000
Number of Reported Claims | Integer	4,753
Cumulative paid claims and allocated claim adjustment expense, Net	$ 134,800,000	111,000,000.0	83,500,000	40,700,000	23,100,000	4,200,000
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	221,700,000	219,400,000	229,600,000	229,400,000	230,800,000	260,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 200,000
Number of Reported Claims | Integer	4,429
Cumulative paid claims and allocated claim adjustment expense, Net	$ 199,000,000.0	191,200,000	164,300,000	142,800,000	82,700,000	30,900,000
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	185,700,000	186,300,000	203,100,000	217,400,000	212,600,000	191,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 13,500,000
Number of Reported Claims | Integer	1,255
Cumulative paid claims and allocated claim adjustment expense, Net	$ 136,000,000.0	126,600,000	130,600,000	102,500,000	71,400,000	15,200,000
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	230,400,000	244,900,000	249,200,000	271,000,000.0	272,700,000	272,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (15,200,000)
Number of Reported Claims | Integer	1,308
Cumulative paid claims and allocated claim adjustment expense, Net	$ 236,700,000	230,400,000	217,100,000	206,000,000.0	164,700,000	57,200,000
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	213,500,000	264,700,000	257,200,000	247,000,000.0	247,300,000	234,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (2,100,000)
Number of Reported Claims | Integer	2,056
Cumulative paid claims and allocated claim adjustment expense, Net	$ 148,000,000.0	127,000,000.0	96,700,000	64,500,000	33,700,000	9,300,000
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	214,700,000	225,000,000.0	230,000,000.0	237,700,000	239,900,000	238,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (5,400,000)
Number of Reported Claims | Integer	937
Cumulative paid claims and allocated claim adjustment expense, Net	$ 203,800,000	193,800,000	183,600,000	165,500,000	150,900,000	$ 58,700,000
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	254,100,000	254,900,000	253,500,000	260,300,000	297,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10,300,000
Number of Reported Claims | Integer	9,693
Cumulative paid claims and allocated claim adjustment expense, Net	$ 248,400,000	244,100,000	223,200,000	189,900,000	97,000,000.0
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	201,600,000	199,300,000	180,400,000	176,300,000	182,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 18,900,000
Number of Reported Claims | Integer	5,416
Cumulative paid claims and allocated claim adjustment expense, Net	$ 116,800,000	98,400,000	53,400,000	23,200,000	3,600,000
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	209,800,000	214,900,000	207,400,000	201,100,000	210,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 37,900,000
Number of Reported Claims | Integer	6,041
Cumulative paid claims and allocated claim adjustment expense, Net	$ 156,900,000	168,800,000	140,600,000	97,800,000	40,300,000
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	188,600,000	189,400,000	188,900,000	184,100,000	207,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 12,800,000
Number of Reported Claims | Integer	1,739
Cumulative paid claims and allocated claim adjustment expense, Net	$ 137,200,000	117,500,000	83,600,000	51,400,000	27,200,000
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	481,200,000	505,000,000.0	516,200,000	534,500,000	557,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (3,800,000)
Number of Reported Claims | Integer	1,956
Cumulative paid claims and allocated claim adjustment expense, Net	$ 437,600,000	440,800,000	416,600,000	357,400,000	123,200,000
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	194,200,000	254,100,000	254,900,000	244,000,000.0	246,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3,400,000
Number of Reported Claims | Integer	2,005
Cumulative paid claims and allocated claim adjustment expense, Net	$ 117,300,000	97,900,000	59,200,000	30,700,000	8,900,000
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	343,200,000	364,400,000	376,000,000.0	392,400,000	379,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (6,100,000)
Number of Reported Claims | Integer	1,328
Cumulative paid claims and allocated claim adjustment expense, Net	$ 317,100,000	306,300,000	271,000,000.0	238,800,000	$ 94,600,000
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	190,400,000	191,900,000	208,200,000	205,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 400,000
Number of Reported Claims | Integer	8,171
Cumulative paid claims and allocated claim adjustment expense, Net	$ 181,800,000	185,000,000.0	162,900,000	62,600,000
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	135,500,000	137,900,000	126,800,000	124,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 22,700,000
Number of Reported Claims | Integer	5,419
Cumulative paid claims and allocated claim adjustment expense, Net	$ 69,700,000	44,100,000	28,200,000	3,200,000
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	219,900,000	209,400,000	208,500,000	171,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (2,400,000)
Number of Reported Claims | Integer	5,178
Cumulative paid claims and allocated claim adjustment expense, Net	$ 155,700,000	133,400,000	105,100,000	26,900,000
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	152,700,000	156,900,000	174,600,000	158,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 6,000,000.0
Number of Reported Claims | Integer	4,617
Cumulative paid claims and allocated claim adjustment expense, Net	$ 117,100,000	101,600,000	75,700,000	21,000,000.0
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	403,500,000	389,500,000	394,200,000	343,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 22,200,000
Number of Reported Claims | Integer	1,808
Cumulative paid claims and allocated claim adjustment expense, Net	$ 345,400,000	325,700,000	311,600,000	122,800,000
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	190,600,000	267,000,000.0	259,800,000	230,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 24,700,000
Number of Reported Claims | Integer	1,766
Cumulative paid claims and allocated claim adjustment expense, Net	$ 104,900,000	73,700,000	33,700,000	7,200,000
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	391,100,000	394,300,000	396,400,000	397,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 13,000,000.0
Number of Reported Claims | Integer	1,399
Cumulative paid claims and allocated claim adjustment expense, Net	$ 331,100,000	314,600,000	280,800,000	$ 27,200,000
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	122,600,000	132,100,000	128,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,812
Cumulative paid claims and allocated claim adjustment expense, Net	$ 103,400,000	92,600,000	49,600,000
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	127,900,000	148,800,000	126,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4,700,000
Number of Reported Claims | Integer	5,104
Cumulative paid claims and allocated claim adjustment expense, Net	$ 70,400,000	18,600,000	6,400,000
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	146,000,000.0	154,100,000	146,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3,000,000.0
Number of Reported Claims | Integer	3,575
Cumulative paid claims and allocated claim adjustment expense, Net	$ 118,100,000	72,800,000	33,600,000
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	236,000,000.0	263,800,000	250,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 52,800,000
Number of Reported Claims | Integer	23,894
Cumulative paid claims and allocated claim adjustment expense, Net	$ 138,400,000	87,300,000	27,400,000
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	270,600,000	272,300,000	262,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3,600,000
Number of Reported Claims | Integer	1,395
Cumulative paid claims and allocated claim adjustment expense, Net	$ 205,600,000	153,000,000.0	28,200,000
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	179,200,000	256,600,000	236,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 52,300,000
Number of Reported Claims | Integer	1,300
Cumulative paid claims and allocated claim adjustment expense, Net	$ 61,400,000	36,500,000	9,200,000
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	495,400,000	498,900,000	476,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 49,200,000
Number of Reported Claims | Integer	1,519
Cumulative paid claims and allocated claim adjustment expense, Net	$ 402,100,000	382,700,000	$ 274,300,000
Accident Year 2020 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	211,200,000	206,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 36,200,000
Number of Reported Claims	7,295
Cumulative paid claims and allocated claim adjustment expense, Net	$ 125,500,000	61,900,000
Accident Year 2020 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	133,900,000	134,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 94,300,000
Number of Reported Claims	3,570
Cumulative paid claims and allocated claim adjustment expense, Net	$ 3,200,000	0
Accident Year 2020 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	111,800,000	111,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 12,000,000.0
Number of Reported Claims | Integer	4,128
Cumulative paid claims and allocated claim adjustment expense, Net	$ 66,700,000	28,500,000
Accident Year 2020 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	352,000,000.0	351,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 181,700,000
Number of Reported Claims | Integer	105,317
Cumulative paid claims and allocated claim adjustment expense, Net	$ 121,900,000	48,000,000.0
Accident Year 2020 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	366,900,000	322,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 20,100,000
Number of Reported Claims | Integer	1,333
Cumulative paid claims and allocated claim adjustment expense, Net	$ 169,200,000	42,400,000
Accident Year 2020 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	237,600,000	256,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 177,800,000
Number of Reported Claims | Integer	753
Cumulative paid claims and allocated claim adjustment expense, Net	$ 28,000,000.0	9,200,000
Accident Year 2020 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	382,400,000	415,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 66,700,000
Number of Reported Claims | Integer	1,400
Cumulative paid claims and allocated claim adjustment expense, Net	$ 270,400,000	$ 213,100,000
Accident Year 2021 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	210,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 88,800,000
Number of Reported Claims	4,978
Cumulative paid claims and allocated claim adjustment expense, Net	$ 59,200,000
Accident Year 2021 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	176,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 150,500,000
Number of Reported Claims	2,707
Cumulative paid claims and allocated claim adjustment expense, Net	$ 9,500,000
Accident Year 2021 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	94,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 44,700,000
Number of Reported Claims | Integer	2,108
Cumulative paid claims and allocated claim adjustment expense, Net	$ 23,500,000
Accident Year 2021 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	289,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 221,500,000
Number of Reported Claims | Integer	31,311
Cumulative paid claims and allocated claim adjustment expense, Net	$ 43,700,000
Accident Year 2021 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	461,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 198,600,000
Number of Reported Claims | Integer	1,005
Cumulative paid claims and allocated claim adjustment expense, Net	$ 75,600,000
Accident Year 2021 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	209,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 177,000,000.0
Number of Reported Claims | Integer	355
Cumulative paid claims and allocated claim adjustment expense, Net	$ 7,900,000
Accident Year 2021 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	155,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 106,100,000
Number of Reported Claims | Integer	1,020
Cumulative paid claims and allocated claim adjustment expense, Net	$ 28,400,000